As filed via EDGAR with the Securities and Exchange Commission on October 29, 1999



                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                        |_|




                       Post-Effective Amendment No. 17                      |X|



                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                       Post-Effective Amendment No. 17                      |X|
                       ------------------------------


                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)


                     1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)


       Registrant's Telephone Number, including Area Code: (212) 492-1600


                               Copies to:
George Martinez, Esq.          Peter Eldridge, Esq          Gary S. Schpero, Esq.
Mutual Fund Trust              The Chase Manhattan Bank     Simpson Thacher & Bartlett
125 West 55th Street           270 Park Avenue              425 Lexington Avenue
New York, New York  10019      New York, New York 10017     New York, New York 10017
--------------------------------------------------------------------------------------


(Name and Address of Agent for Service)

It is proposed that this filing will become effective:



     | | immediately upon filing pursuant     | | on (          ) pursuant
         to paragraph (b)                         to paragraph (b)
     |X| 60 days after filing pursuant to     |_| on (          ) pursuant to
         paragraph (a)(1)                         paragraph (a)(1)
     | | 75 days after filing pursuant to     |_| on (           ) pursuant to
         paragraph (a)(2)                         paragraph (a)(2) rule 485.




If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                               ------------------
The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1998 was filed on November 20, 1998.

                                EXPLANATORY NOTE

[front cover]

PROSPECTUS DECEMBER 29, 1999

                         Chase Vista Tax Free
                         Income Funds


TAX FREE INCOME          THIS PROSPECTUS OFFERS:
FUND
                         CLASS A SHARES OF ALL FUNDS
NEW YORK TAX FREE
INCOME FUND              PLUS

                         CLASS B SHARES OF TAX FREE
CALIFORNIA
INTERMEDIATE TAX         INCOME FUND AND NEW YORK TAX
FREE INCOME FUND
                         FREE INCOME FUND


                                                  Neither the Securities
                                                  and Exchange Commission
                                                  nor any state securities
                                                  commission has approved
                                                  or disapproved of
                                                  securities of any of the
                                                  Funds or determined
                                                  if this prospectus is
                                                  accurate or complete.
                                                  It is a crime to indicate
                                                  otherwise.



                                                   [logo: CHASE VISTA FUNDS(SM)]

                                                                     XXXX-1-1299

 TAX FREE INCOME FUND                              1
 NEW YORK TAX FREE INCOME FUND                     9
 CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND     19
 THE FUNDS' INVESTMENT ADVISER AND YEAR 2000      26


-----------------------------------------------------
 HOW YOUR ACCOUNT WORKS                           27
-----------------------------------------------------


 ABOUT SALES CHARGES                              27
 BUYING FUND SHARES                               29
 SELLING FUND SHARES                              31
 EXCHANGING FUND SHARES                           32
 OTHER INFORMATION CONCERNING THE FUNDS           32
 DISTRIBUTIONS AND TAXES                          33


-----------------------------------------------------
 SHAREHOLDER SERVICES                             35
-----------------------------------------------------


-----------------------------------------------------
 WHAT THE TERMS MEAN                              36
-----------------------------------------------------


-----------------------------------------------------
 FINANCIAL HIGHLIGHTS                             37
-----------------------------------------------------


-----------------------------------------------------
 HOW TO REACH US                          Back cover
-----------------------------------------------------


CHASE VISTA TAX FREE INCOME FUND
--------------------------------------------------------------------------------

[start sidebar]

The Fund's
objective

The Fund seeks to
provide monthly
dividends which are
excluded from gross
income and to
protect the value of
your investment by
investing primarily in
municipal
obligations.

[end sidebar]

The Fund's main
investment strategy

As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is also excluded from the federal alternative minimum tax on individuals.


The Fund invests in securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent rating by another national rating organization or unrated securities of comparable quality.


The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

CHASE VISTA TAX FREE INCOME FUND

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participations in municipal lease agreements or installments purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (but may not change its investment objective) without shareholder approval. [Chase logo]


[start sidebar]

FREQUENCY OF TRADING

How frequently the Fund buys
and sells securities will vary
from year to year, depending
on market conditions.

[end sidebar]

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's assets may be invested in any one municipality which could increase this risk.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

[start sidebar]

Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured by the FDIC, the Federal
Reserve Board or any other
government agency.

[end sidebar]

CHASE VISTA TAX FREE INCOME FUND

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities and inverse floaters tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without it.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party defaults on its obligation to complete the transaction.


Derivatives may be more risky than other investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. [Chase logo]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and 10 years. It compares that performance to Lehman Municipal Bond Index, a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. [Chase logo]


[GRAPHIC OMITTED]


YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.
The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares.
If the load were reflected, the performance figures would have been lower.


The total return for the Fund from January 1, 1998 to September 30, 1998 was 5.92%.


-------------------------------------
  BEST QUARTER               7.35%
-------------------------------------
                    1st quarter, 1995

-------------------------------------
  WORST QUARTER             -6.53%
-------------------------------------
                    1st quarter, 1994

CHASE VISTA TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1998



                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 CLASS A SHARES
 CLASS B SHARES
 LEHMAN MUNICIPAL BOND INDEX


The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched is based upon performance for Class A shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Class A shares.

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):


                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES   4.5%                        NONE
 CLASS B SHARES   NONE                        5.00%


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):*


                                                                 TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION     OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
 CLASS A            0.30%          0.25%            0.79%        1.34%
 CLASS B            0.30%          0.75%            0.79%        1.84%


(1) The offering price is the net asset value of the shares bought plus any sales charge.

*The table is based on expenses incurred in the most recent fiscal year. The actual Management Fee is currently expected to be 0.10%, the 12b-1 Fee is expected to be 0.00% for Class A Shares, Other Expenses are expected to be 0.65% for Class A shares and the Total Annual Fund Operating Expenses are expected not to exceed 0.75% for Class A shares and 1.64% for Class B shares. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

CHASE VISTA TAX FREE INCOME FUND


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


o you invest $10,000
o you sell all your shares at the end of the period
o your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


NUMBER OF YEARS:    1        3        5          10
CLASS A SHARES*     $580     $855     $1,151     $1,990
CLASS B SHARES**    $687     $879     $1,195     $2,028***


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


NUMBER OF YEARS:   1        3        5        10
 CLASS B SHARES    $187     $579     $995     $2,028***



  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for 8 years.

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA NEW YORK TAX FREE INCOME FUND


[start sidebar]

The Fund's
objective

The Fund seeks to
provide monthly
dividends that are
excluded from gross
income and exempt
from New York State
and New York City
personal income taxes.
It also seeks to protect
the value of your
investment.

[end sidebar]




The Fund's
main investment strategy

As a fundamental policy, the Fund normally invests at least 80% of its assets in New York municipal obligations. These investments generate interest that is excluded from gross income and is exempt from New York State and New York City income taxes, and from the federal alternative minimum tax on individuals.

New York municipal obligations are those issued by New York State, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.


The Fund invests primarily in securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent rating by another national rating organization or unrated securities of comparable quality.

The Fund may invest up to 25% of its total assets in lower-rated high yield securities (junk bonds). Lower-rated securities are those which are rated Ba or lower by Moody's, BB or lower by S&P or the equivalent of another national rating organization or unrated securities of comparable quality. High yield securities in the Fund's portfolio may be rated as low as C by Moody's or D by S&P, or the equivalent.

CHASE VISTA NEW YORK TAX FREE INCOME FUND


The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.


The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.


[start sidebar]

FREQUENCY OF TRADING

How frequently the Fund buys
and sells securities will vary
from year to year, depending
on market conditions.

[end sidebar]

The Fund may also invest in municipal lease obligations. These allow participations in municipal lease agreements or installment purchase contracts.


The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other financial institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval. [Chase logo]

CHASE VISTA NEW YORK TAX FREE INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the New York Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's assets are invested in any one municipality, this risk could increase.


High yield debt securities may carry greater risks than securities which have a higher credit rating, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.



[start sidebar]

Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured by the FDIC, the Federal
Reserve Board or any other
government agency.

[end sidebar]

Companies which issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated C or D may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The cost of investing in high yield markets is usually higher than investing in investment grade securities. That's because the Fund has to spend more money for investing research and commissions.


Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions arise.


Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for this purpose. Some securities, such as municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


The value of zero coupon securities and inverse floaters caps tends to fluctuate according to changes in interest rates significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

CHASE VISTA NEW YORK TAX FREE INCOME FUND

A forward commitment could lose value if the value of the security declines before the settlement date or if the other party defaults on its obligations to complete the transaction.


Derivatives may be more risky than other investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems of the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. [Chase logo]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and 10 years. It compares that performance to Lehman Municipal Bond Index, a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. [Chase logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how
this Fund will perform in the future.
The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares.
If the load were reflected, the performance figures would have been lower.

[GRAPHIC OMITTED]


The total return for the Fund from January 1, 1998 to September 30, 1998 was 5.66%.


---------------------------------------
  BEST QUARTER               7.04%
---------------------------------------
                     2nd Quarter, 1989

---------------------------------------
  WORST QUARTER             -5.47%
---------------------------------------
                     1st Quarter, 1994

CHASE VISTA NEW YORK TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1998




                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 CLASS A SHARES
 CLASS B SHARES
 LEHMAN MUNICIPAL BOND INDEX


The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched is based upon performance for Class A shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Class A shares.

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES   4.5%                        NONE
 CLASS B SHARES   NONE                        5.00%


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):*


                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
 CLASS A          0.30%        0.25%          0.64%      1.19%
 CLASS B          0.30%        0.75%          0.64%      1.69%


(1) The offering price is the net asset value of the shares bought plus any sales charge.

*The table is based on expenses incurred in the most recent fiscal year. Some of the actual figures differ from the numbers in the chart above. The actual Management Fee is currently expected to be 0.25% the 12b-1 Fee is expected to be 0.00% for Class A shares, Other Expenses are expected to be 0.50% for Class A shares and the Total Annual Fund Operating Expenses are expected not to exceed 0.75% for Class A shares and 1.64% for Class B shares. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect part of their fees and to reimburse others.
They can terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

CHASE VISTA NEW YORK TAX FREE INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period o your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:



IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


NUMBER OF YEARS:     1        3        5          10
 CLASS A SHARES*     $566     $811     $1,075     $1,828
 CLASS B SHARES**    $672     $833     $1,118     $1,865***


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


NUMBER OF YEARS:     1        3        5          10
 CLASS B SHARES      $172     $533     $918       $1,865***



  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for 8 years.

The costs above are based on pre-waiver Annual Fund Operating Expenses.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND


[start sidebar]

The Fund's
objective

The Fund seeks to
provide current
income which is
exempt from
federal and
California personal
income taxes.

[start sidebar]



The Fund's
main investment strategy

As a fundamental policy, the Fund normally invests at least 80% of its assets in California municipal obligations and other securities which generate interest that is exempt from federal, California and local income taxes, and from federal alternative minimum tax on individuals.

California obligations are those issued by the State of California, its political subdivisions, authorities and corporations.


The Fund invests in securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent rating by another national rating organization or unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.


The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND

The Fund's portfolio has an average maturity of 10 years or less.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay dividends subject to federal and California personal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participation in municipal lease agreements or installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities which may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval. [Chase logo]


[start sidebar]

FREQUENCY OF TRADING

How frequently the Fund will buy
and sell securities will vary from
year to year, depending on the
market conditions.

[end sidebar]

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the California Intermediate Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of California and its municipalities and public authorities. If the state or any of these local government bodies gets into financial difficulties, it could have trouble making interest and principal payments. This would diminish the Fund's returns and its ability to preserve capital and liquidity. Some California municipalities, as well as the State of California and certain counties, have recently encountered financial difficulties. Orange County, for instance, recently defaulted on its debt. If the Fund invests more than 5% of its assets in any one municipality, this risk could increase.

Under some circumstances, municipal obligations might not pay interest unless the municipal legislature authorizes money for this purpose. Some securities, such as municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.


Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


[start sidebar]

Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured by the FDIC, the Federal
Reserve Board or any other
government agency.

[end sidebar]

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND

The Fund may invest in municipal obligations backed by foreign institutions. These could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities and inverse floaters caps tends to fluctuate according to changes in interest rates significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

A forward commitment could lose value if the value of the security declines before the settlement date or if the other party defaults on its obligations to complete the transaction.


Derivatives may be more risky than other investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems of the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. [Chase logo]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year and since the Fund began. It compares that performance to Lehman Municipal Bond Index, a widely recognized benchmark for income funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. [Chase logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.
The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares.
If the load were reflected, the performance figures would have been lower.


[GRAPHIC OMITTED]


The total return for the Fund from January 1, 1998 to September 30, 1998 was 6.23%.


---------------------------------------
  BEST QUARTER               5.66%
---------------------------------------
                     1st Quarter, 1995

---------------------------------------
  WORST QUARTER             -3.60%
---------------------------------------
                     1st Quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1998




                                             SINCE
                                             INCEPTION
                               PAST 1 YEAR   11/1/93
 CLASS A SHARES
 LEHMAN MUNICIPAL BOND INDEX


The performance for Class A shares reflects the deduction of the maximum front-end sales load.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

           MAXIMUM SALES CHARGE
           (LOAD) WHEN YOU BUY         MAXIMUM DEFERRED SALES
           SHARES, SHOWN AS % OF THE   CHARGE (LOAD) WHEN YOU
           OFFERING PRICE(1)           SELL SHARES
 CLASS A   4.5%                        NONE


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):*



                                                  TOTAL ANNUAL
           MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
           FEE          (12B-1) FEES   EXPENSES   EXPENSES
 CLASS A   0.30%        0.25%          0.90%      1.45%


(1)The offering price is the net asset value of the shares bought plus any sales charge.

*The table is based on expenses incurred in the most recent fiscal year. The actual Management Fee is currently expected to be 0.00%, the 12b-1 Fee is expected to be 0.00%, Other Expenses are expected to be 0.60% and the Total Annual Fund Operating Expenses are expected not to exceed 0.60%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect part of their fees and to reimburse others. They can terminate this arrangement at any time.


The table does not reflect charges or credits which an investor might incur if they invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000
o you sell all your shares at the end of the period o your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


NUMBER OF YEARS:   1        3        5          10
 CLASS A SHARES*   $591     $888     $1,207     $2,107



 *Assumes sales charge is deducted when shares are purchased.

The costs above are based on pre-waiver Annual Fund Operating Expenses.

THE FUNDS' INVESTMENT ADVISER

The Funds' investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Funds. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.


For the fiscal year ended August 31, 1999, Chase received management fees at the
annual rate of   %,   % and   % of the average daily net assets of the Tax Free
Income Fund, New York Tax Free Income Fund and California Tax Free Income Fund.


Chase Asset Management, Inc. (CAM) is the sub-adviser to the Funds. CAM is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Funds. CAM provides discretionary investment advisory services to institutional clients. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Pamela Hunter has been responsible for the day-to-day management of each of the Funds since they began. Ms. Hunter is a Managing Director of Chase and heads the team providing fixed income strategy and product development. She has held these positions for over five years and has worked for Chase and its predecessors since 1980.



[start sidebar]

THE YEAR 2000

The Funds, like any business,
could be affected if the
computer systems on which it
relies fail to properly process
information beginning on
January 1, 2000. The Funds'
advisers are updating their
own systems and encouraging
service providers to do
the same, but there's no
guarantee these systems
will work properly. Year 2000
problems could also hurt
issuers whose securities the
Funds hold or securities
markets generally.

[end sidebar]

HOW YOUR ACCOUNT WORKS

About sales charges

There is a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later. There is no sales charge on the reinvestment of distributions.

For the Tax Free Income Fund and the New York Tax Free Income Fund, you have a choice of two different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Shares of the California Tax Free Income Fund described in this prospectus are Class A shares.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the two sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.


The Fund receives the net asset value.

                         TOTAL SALES CHARGE
                       AS % OF THE     AS %
 AMOUNT OF             OFFERING        OF NET
 INVESTMENT            PRICE           AMOUNT
 IN A FUND             PER SHARE       INVESTED
 LESS THAN
 $100,000              4.5%            4.71%
 $100,000 BUT
 UNDER $250,000        3.75%           3.90%
 $250,000 BUT
 UNDER $500,000        2.50%           2.56%
 $500,000 BUT
 UNDER $1 MILLION      2.00%           2.04%

There is no initial sales charge for investments of $1 million or more in a Fund.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets cheaper the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.


YEAR     DEFERRED SALES CHARGE
1        5%
2        4%
3        3%
4        3%
5        2%
6        1%
7        NONE
8        NONE

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The Tax Free Income Fund and New York Tax Free Income Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. The California Tax Free Income Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the Fund's average daily net assets.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your invest-ment and may cost you more than other types of sales charges.

CLASS A OR CLASS B:
WHICH IS BETTER?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets.


Your investment representative should be able to advise you about the best class of shares for you. [Chase logo]


Buying Fund shares

You can buy shares three ways:

Through your investment
representative

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks.

Your representative may set different minimum investments and earlier deadlines to buy and sell shares.

Through the Chase Vista Funds
Service Center
Complete the application form and mail it along with a check for the amount you want to invest to:

Chase Vista Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through a Systematic
Investment Plan
You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later.

Whether you choose Class A or Class B shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price which is based on the next NAV calculated after the Chase Vista Service Center accepts your instructions. Each Fund calculates its NAV once each day based on prices at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Service Center will not accept your order until it is in proper form. An

HOW YOUR ACCOUNT WORKS

order is in proper form only after payment is converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a SSN or Taxpayer Identification Number when you open an account.

Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time. TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 CHASE VISTA FUNDS SERVICE CENTER
 1-800-34-VISTA

MINIMUM INVESTMENTS



TYPE OF        INITIAL        ADDITIONAL
ACCOUNT        INVESTMENT     INVESTMENTS
 REGULAR
 ACCOUNT       $ 2,500        $ 100
 SYSTEMATIC
 INVESTMENT
 PLAN          $ 1,000        $ 100
 IRAs          $ 1,000        $ 100
 SEP-IRAs      $ 1,000        $ 100
 EDUCATION
 IRAs          $   500        $ 100


Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 pm Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A shares unless you request them and they will not issue certificates for Class B shares. [Chase logo]

Selling Fund shares

You can sell your shares three ways:

Through your investment
representative

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

Through the Chase Vista Funds
Service Center

Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days, or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds via electronic transfer or by wire only to a bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

Chase Vista Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392


Through a Systematic
Withdrawal Plan
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders, either directly or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

o you want to sell shares with a net asset value of $100,000 or more

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details. [Chase logo]

HOW YOUR ACCOUNT WORKS

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

Through your investment
representative

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds Service Center.
Your representative might charge you for this service.

Through the Chase Vista Funds
Service Center

Call 1-800-34-VISTA to ask for details.

Through a Systematic Exchange
Plan

You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Service Center for details.

If you exchange Class B shares of a Fund for class B shares of another Chase Vista Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the section on Statement of Additional Information to find out more about the exchange privilege. [Chase logo]

Other information
concerning the Funds

We may close your Fund account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. A Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A and Class B shares of a Fund held by customers of the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of a Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the Funds and Class B Shares of the Tax Free Income Fund and New York Tax Free Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders. [Chase logo]


Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily and distribute the net investment income and tax-exempt interest income monthly. Net capital gain

HOW YOUR ACCOUNT WORKS

is distributed annually. You have three options for your distributions.

o Reinvest all of them in additional Fund shares without a sales charge;

o Take distributions of net investment income and tax-exempt interest income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o Take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the California Tax Free Income Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation. [Chase logo]

SHAREHOLDER SERVICES

Shareholder services

SYSTEMATIC INVESTMENT PLAN

Regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

Make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B shares to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Vista account to another on a regular basis. It's a free service. [Chase logo]

What the terms mean

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

FORWARD COMMITMENTS: A type of investment where the Fund buys securities to be delivered in the future.

INTEREST RATE CAPS: Financial instruments where payment occurs if an interest rate index exceeds the cap rate. The cap rate is set ahead of time and is tied to a specific index.

INVERSE FLOATERS: Instruments whose interest rates move in the opposite direction from the interest rate on another security or the value of an index.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For these securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not subject to federal income taxes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

YIELD CURVE: A measure showing the relationship among yields of similar bonds with different maturities.

ZERO COUPON SECURITIES: Debt securities which do not pay regular interest payments. Instead, they are sold at substantial discounts from their value at maturity. [Chase logo]

FINANCIAL HIGHLIGHTS

Chase Vista Tax Free Income Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1999, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.



CLASS A

                                          Year          Year          Year          Year          Year
                                         ended         ended         ended         ended         ended
                                       8/31/99       8/31/98       8/31/97       8/31/96       8/31/95
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                  $ 12.32       $ 11.84       $ 11.85       $ 11.70
------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                0.562         0.579         0.580         0.585
  Net Gains or Losses in Securities
  (both realized and unrealized)                       0.572         0.484        (0.007)        0.147
                                                     -------       -------      --------       -------
  Total from Investment Operations                     1.134         1.063         0.573         0.732
 Less Distributions:
  Dividends from
  Net Investment Income                                0.564         0.583         0.583         0.582
  Distributions from capital gains                        --            --            --            --
                                                     -------       -------      --------       -------
  Total Distributions                                  0.564         0.583         0.583         0.582
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $ 12.89       $ 12.32       $ 11.84        $ 11.85
------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         9.38%         9.14%         4.88%         6.53%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000 omitted)              $60,961       $62,729      $ 70,480       $88,783
------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                                      0.80%         0.90%         0.90%         0.85%
------------------------------------------------------------------------------------------------------
Ratio of Net Income to
Average Net Assets                                      4.44%         4.78%         4.83%         5.07%
------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                                      1.31%         1.29%         1.46%         1.47%
------------------------------------------------------------------------------------------------------
Ratio of Net Investments Income
without waivers and assumption
of expenses to Average Net Assets                       3.93%         4.39%         4.27%         4.45%
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  172%          147%          210%          233%
------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CLASS B

                                              Year          Year          Year          Year          Year
                                             ended         ended         ended         ended         ended
                                           8/31/99       8/91/98       8/31/97       8/31/96       8/31/95
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 12.25       $ 11.76       $ 11.77        $ 11.65
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                    0.446         0.484         0.486         0.498
  Net Gains or Losses in Securities
  (both realized and unrealized)                           0.573         0.478        (0.006)        0.140
                                                         -------       -------      --------       -------
  Total from Investment Operations                         1.019         0.962         0.480         0.638
 Less Distributions:
  Dividends from net investment income                     0.450         0.472         0.490         0.518
  Distributions from capital gains                            --            --            --            --
                                                         -------       -------      --------       -------
  Total Distributions                                      0.450         0.472         0.490         0.518
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $ 12.82       $ 12.25       $ 11.76       $ 11.77
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             8.45%         8.30%         4.10%         5.70%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                                            $15,415       $13,610      $ 14,329       $14,265
----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                                          1.64%         1.64%         1.65%         1.61%
----------------------------------------------------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                                       3.60%         4.04%         4.08%         4.31%
----------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                                          1.81%         1.79%         1.95%         1.97%
----------------------------------------------------------------------------------------------------------
Ratio of Net Investments Income
without waivers and assumption
of expenses to Average Net Assets                           3.43%         3.89%         3.78%         3.95%
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      172%          147%          210%          233%
----------------------------------------------------------------------------------------------------------



(1)Total returns are calculated before taking into account effect of front-end or deferred sales charge.

#Short periods have been annualized.

Chase Vista New York Tax Free Income Fund


The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share.


This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1999, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.


The financial statements which include the financial information in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


CLASS A
                                            Year           Year          Year          Year          Year
                                           ended          ended         ended         ended         ended
                                         8/31/99        8/31/98       8/31/97       8/31/96       8/31/95
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                    $ 11.80        $ 11.39      $ 11.47       $ 11.30
---------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                   0.544         0.555         0.555         0.570
  Net Gains or (Losses) in Securities
  (both realized and unrealized)                          0.497         0.432        (0.077)        0.167
                                                       --------       -------      --------      --------
  Total from Investment Operations                        1.041         0.987         0.478         0.737
 Less Distributions:
  Dividends from
  Net Investment Income                                   0.544         0.554         0.558         0.567
  Distributions from Capital Gains                        0.117         0.023            --            --
                                                       --------       -------      --------      --------
  Total Distributions                                     0.661         0.577         0.558         0.567
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $ 12.18       $ 11.80       $ 11.39       $ 11.47
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                            9.03%         8.85%         4.20%         6.82%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000 omitted)                $110,877       $83,208      $ 96,102      $104,168
---------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                                         0.79%         0.90%         0.90%         0.85%
---------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
to Average                                                 4.52%         4.77%         4.76%         5.11%
---------------------------------------------------------------------------------------------------------
Net Assets Ratio of Expenses
without waivers and assumption
of expenses to Average Net Assets                          1.21%         1.18%         1.27%         1.37%
---------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets                          4.10%         4.49%         4.39%         4.59%
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      91%          107%          156%          122%
---------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CLASS B




                                              Year          Year          Year          Year          Year
                                             ended         ended         ended         ended         ended
                                           8/31/99       8/31/98       8/31/97       8/31/96       8/31/95
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                      $ 11.76       $ 11.33       $ 11.41        $ 11.27
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                    0.443         0.465         0.469         0.485
  Net Gains or (Losses) in Securities
  (both realized and unrealized)                           0.510         0.430        (0.086)        0.162
                                                         -------       -------      --------       -------
  Total from Investment Operations                         0.953         0.895         0.383         0.647
 Less Distributions:
  Dividends from net Investment Income                     0.436         0.442         0.463         0.507
  Distributions from capital gains                         0.117         0.023            --            --
                                                         -------       -------      --------       -------
  Total Distributions                                      0.553         0.465         0.463         0.507
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $ 12.16       $ 11.76       $ 11.33       $ 11.41
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             8.27%         8.03%         3.46%         5.99%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                                            $14,796       $13,501      $ 13,667       $10,633
----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                                          1.64%         1.64%         1.65%         1.61%
----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
to Average                                                  3.68%         4.03%         4.01%         4.35%
----------------------------------------------------------------------------------------------------------
Net Assets Ratio of Expenses
without waivers and assumption
of expenses to Average Net Assets                           1.71%         1.68%         1.76%         1.87%
----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets                           3.61%         3.99%         3.90%         4.09%
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       91%          107%          156%          122%
----------------------------------------------------------------------------------------------------------



(1)Total return figures are calculated before taking into account effect of front-end or deferred sales charge.

#Short periods have been annualized.

Chase Vista California Intermediate Tax Free Income Fund


The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share outstanding throughout each period shown.


This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1999, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.


The financial statements which include the financial information in the table below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.




                                             Year         Year          Year        Year        Year
                                            ended        ended         ended       ended       ended
                                          8/31/99      8/31/98       8/31/97     8/31/96     8/31/95
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                    $ 10.07       $ 9.81       $ 9.89      $ 9.69
----------------------------------------------------------------------------------------------------
 Income from Investment
 Operations:
  Net Investment Income                                  0.447        0.461        0.473       0.505
  Net Gains or (Losses) in Securities
  (both realized and unrealized)                         0.319        0.256        0.013       0.200
                                                      --------       ------       ------     -------
  Total from Investment
  Operations                                             0.766        0.717        0.486       0.705
 Less Distributions:
  Dividends from
  Net Investment Income                                  0.446        0.458        0.476       0.505
  Distributions from Capital Gains                       0.100           --        0.090          --
                                                      --------       ------       ------     -------
  Total Distributions                                    0.546        0.458        0.566       0.505
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $ 10.29       $10.07       $ 9.81      $ 9.89
----------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                           7.81%        7.46%        5.00%       7.55%
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



                                           Year           Year           Year           Year           Year
                                          ended          ended          ended          ended          ended
                                        8/31/99        8/31/98        8/31/97        8/31/96        8/31/95
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
(000 omitted)                                         $ 23,996       $ 25,525       $ 28,298       $ 32,746
-----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                                        0.60%          0.60%          0.60%          0.52%
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                     4.38%          4.65%          4.77%          5.24%
-----------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                                        1.44%          1.33%          1.47%          1.40%
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets                         3.54%          3.92%          3.90%          4.36%
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     44%            66%           188%            94%
-----------------------------------------------------------------------------------------------------------



(1)Total returns are calculated before taking into account effect of front-end sales charge.

#Short periods have been annualized.

                       THIS PAGE INTENTIONALLY LEFT BLANK

HOW TO REACH US

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act
File No. is 811-8358.

Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                                MUTUAL FUND TRUST

                            PART C. OTHER INFORMATION


ITEM 23.    Exhibits

Exhibit
Number
-------
1           Declaration of Trust. (1)
2           By-laws. (1)
3           None.
4(a)        Form of Investment Advisory Agreement.(6)
4(b)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management, Inc.(6)
4(c)        Form of Investment Sub-Advisory Agreement between The
            Chase Manhattan Bank and Texas Commerce Bank, National
            Association. (7)
5           Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
6(a)        Retirement Plan for Eligible Trustees.(6)
6(b)        Deferred Compensation Plan for Eligible Trustees.(6)
7           Form of Custodian Agreement. (1)
8(a)        Form of Transfer Agency Agreement. (1)
8(b)        Form of Shareholder Servicing Agreement. (6)
8(c)        Form of Administration Agreement.(6)
9           Opinion of Reid & Priest re: Legality of Securities being
            Registered. (2)
10          Consent of Price Waterhouse LLP. (11)
11          Financial statements:


            In Part B: Financial Statements and the Reports thereon for the
                       Funds filed herein for the fiscal year ended August 31, 1998 are incorporated by reference into Part B as part of the 1998 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on October 29, 1998, accession number 0000950146-98-001764, on Form N-30D on October 29,
                       1998, accession number 0000950146-98-001772 and on
                       Form N-30D on October 29, 1998, accession number 0000950146-98-001773. Financial Statements and the Reports thereon for The 100% U.S. Treasury Securities Money Market Fund and The Cash Management Fund of The Hanover Funds, Inc. for the fiscal year ended November 30, 1995 are incorporated by reference into Part B as part of the 1995 Annual Reports to Shareholders for such funds as filed with the Securities and Exchange Commission by The Hanover Funds, Inc. on Form N-30D on February 2, 1996, accession number 0000950123-96-000335.

12          None.
13(a)       Forms of Rule 12b-1 Distribution Plans including Selected Dealer
            Agreements and Shareholder Service Agreements. (1) and (3)
13(b)       Form of Rule 12b-1 Distribution Plan (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c)       Form of Rule 12b-1 Plan - Class C Shares (including forms of
            Shareholder Servicing Agreements). (12)

14.         Financial Data Schedule. (8)

15.         Form of Rule 18f-3 Multi-Class Plan. (12)



99(a) Power of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R. H. Blum, Stuart W. Cragin, Jr.,
            Joseph J. Harkins, Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr., W. D. MacCallan. (9)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr. (12)
-------------------
(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.
(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(7) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.
(9) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.
(10) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.


(11) To be filed by amendment.


(12) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 26(a)  Business and Other Connections of Investment Adviser


          The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Thomas G. Labreque       Chairman of the Board,        Chairman, Chief Executive Officer
                         Chief Executive Officer       and a Director of The Chase
                         and Director                  Manhattan Corporation and a
                                                       Director of AMAX, Inc.

Richard J. Boyle         Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of
                                                       Prudential Realty Trust

Robert R. Douglass       Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of HRE
                                                       Properties

Joan Ganz Cooney         Director                      Chairman of the Executive
                                                       Committee of the Board of
                                                       Trustees, formerly Chief Executive
                                                       Officer of Children's Television
                                                       Workshop and a Director of each
                                                       of Johnson & Johnson,
                                                       Metropolitan Life Insurance
                                                       Company and Xerox Corporation

Edward S. Finkelstein    Director                      Retired Chairman and Chief
                                                       Executive Officer and Director of
                                                       R.H. Macy & Co., Inc. and a
                                                       Director of Time Warner Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

H. Laurance Fuller       Director                      Chairman, President, Chief
                                                       Executive Officer and Director of
                                                       Amoco Corporation and Director of
                                                       Abbott Laboratories

Howard C. Kauffman       Director                      Retired President of Exxon
                                                       Corporation and a Director of each
                                                       of Pfizer Inc. and Ryder System,
                                                       Inc.

Henry B. Schacht         Director                      Chairman and Chief Executive
                                                       Officer of Cummins Engine
                                                       Company, Inc. and a Director of
                                                       each of American Telephone and
                                                       Telegraph Company and CBS Inc.

A. Alfred Taubman        Director                      Chairman and Director, formerly
                                                       also Chief Executive Officer, of
                                                       The Taubman Company, Inc.,
                                                       majority shareholder and Chairman
                                                       of Sotheby's Holdings, Inc., owner
                                                       of Woodward & Lothrop, Inc. and
                                                       its subsidiary, John Wanamaker,
                                                       and Chairman of A&W
                                                       Restaurants, Inc. and a Director of
                                                       R.H. Macy & Co., Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Kay R. Whitmore          Director                      Chairman of the Board,
                                                       President and Chief Executive
                                                       Officer and Director of Eastman
                                                       Kodak Company


Item 26(b)


Chase Asset Management ("CAM" is an Investment Advisor providing investment services to institutional clients.

         To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also held or have held various positions with bank and non-bank affiliates of the Advisor, including its parent. The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
James Zeigon             Chairman and Director         Director of Chase
                                                       Asset Management
                                                       (London) Limited

Steven Prostano          Executive Vice President      Chief Operating Officer
                         and Chief Operating Officer   and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Mark Richardson          President and Chief           Chief Investment Officer
                         Investment Officer            and Director of Chase
                                                       Asset Management
                                                       (London) Limited


Item 26(c)


Texas Commerce Bank National Association ("TCB") is an Investment Adviser and its business has been that of a national bank.

          To the knowledge of the Registrant, none of the Directors or executive officers of TCB, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors or executive officers of TCB also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
John L. Adams            Director, Vice Chairman       None

Elaine B. Agather        Chairman and CEO, TCB-        None
                         Fort Worth, Vice Chairman,
                         TCB-Metroplex


                                      C-6


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

David W. Biegler         Director                      Chairman, President and CEO,
                                                       ENSERCH Corporation, 300 South
                                                       St. Paul St., Dallas, TX 75201

Robert W. Bishop         Executive Vice President      None

Alan R. Buckwalter, III  Director, Vice Chairman       None

H. Worth Burke           Executive Vice President      None

Charles W. Duncan        Director                      Investments, 600 Travis,
                                                       Houston, TX 77002-3007

Dan S. Hallmark          Chairman and CEO              None
                         TCB-Beaumont

Dennis R. Hendrix        Director                      Chairman, PanEnergy Corp.,
                                                       P.O. Box 1642, Houston, TX
                                                       77251-1642

Harold S. Hook           Director                      Chairman and CEO, American
                                                       General Corporation, P.O. Box
                                                       3247, Houston TX 77253

                                      C-7


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Robert C. Hunter         Director, Vice Chairman       None

Ed Jones                 President and CEO, TCB-       None
                         Midland

R. Bruce LaBoon          Director                      Managing Partner, Liddell, Sapp,
                                                       Zivley, Hill & LaBoon, L.L.P.,
                                                       3400 Texas Commerce Tower,
                                                       Houston, TX 77002-3004

Shelaghmichael           Executive Vice President      None
C. Lents

S. Todd Maclin           President, TCB-Dallas,        None
                         Executive Vice President

Beverly H. McCaskill     Executive Vice President      None

Joe C. McKinney          Chairman and CEO TCB-San      None
                         Antonio

                                      C-8



                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Scott J. McLean          Chairman and CEO TCB-El Paso  None

Randal B. McLelland      President and CEO, TCB-       None
                         Rio Grande Valley

David L. Mendez          Executive Vice President      None

W. Merriman Morton       Chairman and CEO TCB-Austin   None

Paul Poullard            Exective Vice President       None

Jeffrey B. Reitman       General Counsel               None

Edward N. Robinson       Executive Vice President      None

Ann V. Rogers            Executive Vice President      None

                                      C-9


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Marc J. Shapiro          Director, Chairman,           None
                         President and CEO

Larry L. Shryock         Executive Vice President      None

Kenneth L. Tilton        Executive Vice President      None
                         and Controller

Harriet S. Wasserstrum   Executive Vice President      None

Gary K. Wright           Executive Vice President      None



ITEM 27.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 101 Park Avenue, New York, New York 10178. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                                    Position and Offices            Position and Offices
Name                                with Distributor                with the Registrant
----                                --------------------            --------------------
William B. Blundin            Director Chief Executive Officer             None

Richard E. Stierwalt          Director Chief Operating Officer             None

Timothy M. Spicer             Director Chairman of the Board               None

Joseph Kissel                 President                                    None

George Martinez               Chief Compliance Officer                     Secretary and
                              and Secretary                                Assistant Treasurer

                  (c)  Not applicable


ITEM 28.  Location of Accounts and Records


          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                              Address
                  ----                              -------
Vista Fund Distributors, Inc.                       1211 Avenue of the Americas,
                                                    41st Floor
                                                    New York, NY 10036


DST Systems, Inc.                                   210 W. 10th Street,
                                                    Kansas City, MO 64105

The Chase Manhattan Bank                            270 Park Avenue,
                                                    New York, NY 10017

The Chase Manhattan Bank                            One Chase Square,
                                                    Rochester, NY 14363

Chase Asset Management, Inc.                        1211 Avenue of the
                                                    Americas,
                                                    New York, NY 10036


Chase Bank of Texas, National Association           600 Travis,
                                                    Houston, TX 77002



ITEM 29.  Management Services


          Not applicable



ITEM 30.  Undertakings

          Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th day of October, 1999.




                                     MUTUAL FUND TRUST


                                     By /s/ H. Richard Vartabedian
                                        --------------------------
                                        H. Richard Vartabedian
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             *                         Chairman              October 28, 1999
-------------------------------        and Trustee
     Fergus Reid, III


             *                          Trustee              October 28, 1999
-------------------------------
     William J. Armstrong


             *                          Trustee              October 28, 1999
-------------------------------
     John R.H. Blum


             *                          Trustee              October 28, 1999
-------------------------------
     Joseph J. Harkins

             *
-------------------------------         Trustee              October 28, 1999
     Richard E. Ten Haken


             *                          Trustee              October 28, 1999
-------------------------------
     Stuart W. Cragin, Jr.


             *                          Trustee              October 28, 1999
-------------------------------
     Irving L. Thode


 /s/ H. Richard Vartabedian             President            October 28, 1999
-------------------------------         and Trustee
     H. Richard Vartabedian


             *                          Trustee              October 28, 1999
-------------------------------
     W. Perry Neff


             *                          Trustee              October 28, 1999
-------------------------------
     Roland R. Eppley, Jr.


             *                          Trustee              October 28, 1999
-------------------------------
     W.D. MacCallan

                                        Trustee              October 28, 1999
-------------------------------
     Sarah E. Jones

                                        Trustee              October 28, 1999
-------------------------------
     Leonard M. Spalding


/s/ Martin Dean                         Treasurer and        October 28, 1999
-------------------------------         Principal
    Martin Dean                         Accounting
                                        Officer


/s/ H. Richard Vartabedian              Attorney in Fact     October 28, 1999
-------------------------------
    H. Richard Vartabedian